Contingencies (Details)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Patent law-based claim	(a) 20% of the benefits, revenues and /or savings generated by the Company in the past and in the future, including the rise in the value of the Company, as determined in the merger with Stratasys Inc., which took place in December 2012; (b) 20% of the gross profit generated by the Company in the past and 9% of the gross profit produced and that will be produced by the Company; (c) 20% of the gross profit generated by the Company in the past and the relative share of the former Objet entity of the Company in the total gross profit produced and that will be produced by the Company; or (d) 20% of the value of the service inventions at issue.